CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Capital and financial risk management
Schedule of target total debt to total debt and common shareholders' equity ratio

	December 31,	December 31,
	2017	2016
Long-term debt	$1,732.6	$1,733.2
Current portion of long-term debt	—	—
Total debt	1,732.6	1,733.2
Common shareholders’ equity	4,583.6	4,145.5
Total debt / total debt and common shareholders’ equity ratio	27.4%	29.5%
Company target	0 — 30%	0 — 30%

Currency risk
Capital and financial risk management
Schedule of risk management

		10% strengthening in U.S. dollar	10% weakening in U.S. dollar
	Foreign currency net working capital	Effect on earnings before taxes, gain (loss) (a)	Effect on earnings before taxes, gain (loss) (a)
Canadian dollars	(24.5)	2.2	(2.7)
Brazilian reais	(37.2)	3.4	(4.1)
Chilean pesos	(15.5)	1.4	(1.7)
Russian roubles	14.9	(1.4)	1.7
Euros	(3.1)	0.3	(0.3)
Mauritanian ouguiya	(21.8)	2.0	(2.4)
Ghanaian cedi	12.9	(1.2)	1.4
Other (b)	(0.8)	0.1	(0.1)

(a)

As described in Note 3 (ii), the Company translates its monetary assets and liabilities into U.S. dollars at the rates of exchange at the consolidated balance sheet dates.  Gains and losses on translation of foreign currencies are included in earnings.

(b)	Includes British pounds, Australian dollars and South African rand.

	10% strengthening in U.S. dollar	10% weakening in U.S. dollar
	Effect on OCI before taxes, gain (loss) (a)	Effect on OCI before taxes, gain (loss) (a)
Canadian dollars	$(5.6)	$6.8
Brazilian reais	$(12.5)	$15.6
Russian roubles	$(1.1)	$2.2

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

Energy price risk
Capital and financial risk management
Schedule of risk management

At December 31, 2017, with other variables unchanged, the following represents the effect of the Company’s energy swap contracts on OCI before taxes from a 10% change in WTI oil prices.

	10% increase in price	10% decrease in price
	Effect on OCI before taxes, gain (loss) (a)	Effect on OCI before taxes, gain (loss) (a)
WTI oil	$9.0	$(8.9)

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which will be to earnings.

Liquidity risk
Capital and financial risk management
Schedule of contractual cash flow requirements for financial liabilities

The contractual cash flow requirements for financial liabilities at December 31, 2017 are as follows:

		2018	2019, 2020	2021, 2022	2023+
	Total	Within 1 year	2 to 3 years	4 to 5 years	More than 5 years
Long-term debt (a)	$2,684.0	$95.6	$190.2	$664.5	$1,733.7

(a)	Includes long-term debt, interest and the full face value of the senior notes.